Inventories, Net	6 Months Ended
Jun. 30, 2022
Inventory Disclosure [Abstract]
Inventories, net

Note 3 - Inventories, net

	June 30,	December 31,
	2022	2021
Raw materials	$279,738	$212,736
Finished products	253,447	178,748
	$533,185	$391,484

The inventory write-off for the period ended June 30, 2022 and June 30, 2021 was $24,717 and $0, respectively.